Financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets and liabilities
Financial assets	€ 100,120	€ 41,706	€ 90,014
Financial liabilities	214,444	91,784	63,760
Financial assets, at fair value	100,120	41,706	90,014
Financial liabilities, at fair value	248,272	92,594	63,760
Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	116,729	81,518	53,884
Financial liabilities carried at fair value through profit or loss
Financial assets and liabilities
Financial liabilities	97,715	10,265	9,876
Long-term debt
Financial assets and liabilities
Financial liabilities	48,460	32,181	28,663
Financial liabilities, at fair value	48,202	29,701	28,663
Long-term debt | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	48,460	32,181	28,663
Derivative instruments
Financial assets and liabilities
Financial liabilities	97,715	10,265	9,876
Financial liabilities, at fair value	97,715	10,265	9,876
Derivative instruments | Financial liabilities carried at fair value through profit or loss
Financial assets and liabilities
Financial liabilities	97,715	10,265	9,876
Royalty certificates liabilities
Financial assets and liabilities
Financial liabilities	29,207	6,327
Financial liabilities, at fair value	63,293	9,617
Royalty certificates liabilities | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	29,207	6,327
Short-term debt
Financial assets and liabilities
Financial liabilities	5,868	5,308	5,851
Financial liabilities, at fair value	5,868	5,308	5,851
Short-term debt | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	5,868	5,308	5,851
Trade payables
Financial assets and liabilities
Financial liabilities	32,862	37,679	19,359
Financial liabilities, at fair value	32,862	37,679	19,359
Trade payables | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	32,862	37,679	19,359
Other miscellaneous payables
Financial assets and liabilities
Financial liabilities	331	23	12
Financial liabilities, at fair value	331	23	12
Other miscellaneous payables | Liabilities carried at amortized cost
Financial assets and liabilities
Financial liabilities	331	23	12
Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	100,120	41,706	90,014
Long-term accrued income
Financial assets and liabilities
Financial assets			65
Financial assets, at fair value			65
Long-term accrued income | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets			65
Long-term deposit accounts
Financial assets and liabilities
Financial assets		9,000	700
Financial assets, at fair value		9,000	700
Long-term deposit accounts | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets		9,000	700
Long-term security deposits
Financial assets and liabilities
Financial assets		8	8
Financial assets, at fair value		8	8
Long-term security deposits | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets		8	8
Advance payment
Financial assets and liabilities
Financial assets	1,047	1,047	895
Financial assets, at fair value	1,047	1,047	895
Advance payment | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	1,047	1,047	895
Current accrued income
Financial assets and liabilities
Financial assets	1,574		117
Financial assets, at fair value	1,574		117
Current accrued income | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	1,574		117
Short-term deposit accounts
Financial assets and liabilities
Financial assets		70	1,048
Financial assets, at fair value		70	1,048
Short-term deposit accounts | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets		70	1,048
Trade receivables
Financial assets and liabilities
Financial assets	531	3,807
Financial assets, at fair value	531	3,807
Trade receivables | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	531	3,807
Other receivables
Financial assets and liabilities
Financial assets	405	857	444
Financial assets, at fair value	405	857	444
Other receivables | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	405	857	444
Cash and cash equivalents
Financial assets and liabilities
Financial assets	96,564	26,918	86,736
Financial assets, at fair value	96,564	26,918	86,736
Cash and cash equivalents | Financial assets carried at amortized cost
Financial assets and liabilities
Financial assets	€ 96,564	€ 26,918	€ 86,736